Debt	12 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
Debt
Note 17 - Debt
Short-term debt consists of the net current amounts due under long-term debt as follows:

	As of December 31,
(In $ millions)	2025	2024
2028 Notes	101.0	101.0
2030 Notes	42.6	33.7
Principal Outstanding	143.6	134.7
Deferred finance charges	(10.2)	(12.5)
Debt discount	(6.8)	(6.8)
Debt premium	2.7	2.7
Carrying Value Short-Term Debt	129.3	118.1
Long-term debt consists of the following:

	As of December 31,
(In $ millions)	2025	2024
2028 Notes	1,077.6	1,178.6
2030 Notes	749.4	626.9
$250m Convertible Bonds	239.4	239.4
Principal Outstanding	2,066.4	2,044.9
Deferred finance charges	(34.8)	(37.7)
Debt discount	(17.1)	(23.9)
Debt premium	6.5	9.2
Carrying Value Long-Term Debt	2,021.0	1,992.5
The scheduled maturities of our debt are as follows:

(In $ millions)	December 31, 2025
2026	143.6
2027	143.6
2028	1,258.6
2029	42.6
2030	621.6
Thereafter	—
Total	2,210.0
Debt
As of December 31, 2025, our indebtedness consists of $1,970.6 million principal amount of senior secured notes (the “Notes”), which are secured by our 24 rigs, and $239.4 million of unsecured Convertible Bonds due in 2028. We also have a $200.0 million Super Senior Revolving Credit Facility (“SSRCF”), secured by our 24 rigs on a super senior basis, a $34.0 million Senior Secured Revolving Credit Facility (“SRCF”) and a $45.0 million facility to provide guarantees and letters of credit (the “Guarantee Facility”). The SRCF and the Guarantee Facility are secured on a senior pari passu basis by the same security that secures the Notes and the SSRCF. As of December 31, 2025, $38.0 million was utilized under the Guarantee Facility, and both the SSRCF and SRCF were undrawn.
Senior secured notes
The Notes were originally issued on November 7, 2023 by the Company’s wholly owned subsidiary Borr IHC Limited, and certain other subsidiaries. The Notes were issued in two series. One series of Notes bears a coupon rate of 10% per annum and matures on November 15, 2028 (the “2028 Notes”) and the other series of Notes bears a coupon rate of 10.375% per annum and matures on November 15, 2030 (the “2030 Notes”). The Notes indenture allows for issuances of additional Notes, subject to certain conditions. Interest and amortization on the Notes is payable on May 15 and November 15 of each year from 2024.
For the 2028 Notes, the Company issued principal amounts in 2024 of $350 million at 102.5% of par plus accrued interest, raising gross proceeds of $369.6 million and in 2023 of $1,025.0 million at 97.750% of par, raising proceeds of $1,001.9 million.
For the 2030 Notes, the Company issued principal amounts in 2025 of $165.0 million at 100% of par plus accrued interest, raising gross proceeds of $166.6 million, in 2024 of $175.0 million at 102.5% of par plus accrued interest, raising gross proceeds of $188.1 million and in 2023 of $515.0 million at 97.000% of par, raising proceeds of $499.5 million.
The Notes contain covenants that, among other things, restrict the ability of the Company to pay or make certain dividends, distributions, investments and other restricted payments.
Super senior revolving credit facility
On November 7, 2023, the Company and Borr IHC Limited (as borrowers and guarantors) entered into the Super Senior Revolving Credit Facility Agreement with DNB Bank ASA and Citibank N.A., Jersey Branch (as original lenders), DNB Bank ASA (as facility agent) and Wilmington Trust (London) Limited (as security agent). This facility was comprised of the $150.0 million SSRCF and the $30.0 million Guarantee Facility. In August 2024, the Company increased the $30.0 million Guarantee Facility to $45.0 million, bringing the total SSRCF to $195.0 million. In September 2025, the Company entered into an amendment agreement to amend and restate the SSRCF to $200.0 million with the $45.0 million Guarantee Facility ceasing to be an ancillary facility for the purpose of the SSRCF.
Borrowings are available to be used for general corporate and/or working capital purposes, provided that any amounts borrowed may not be used to fund any dividend or other distribution.
The SSRCF is secured on a super-senior basis by the same security that secures the Notes.
The interest rate on loans under the SSRCF is the applicable margin plus Secured Overnight Financing Rate (“SOFR”), subject to a zero floor. The initial margin was 3.25% per annum. Subject to certain conditions, the margin will be adjusted in accordance with a margin ratchet. A commitment fee is payable on the aggregate undrawn and uncancelled amount of the SSRCF from November 7, 2023 until the last day of the availability period for the facility at the rate of 40% of the then applicable margin.
The termination date for the SSRCF will be the earlier of the date falling (i) 54 months after the Closing Date (as defined in the Super Senior Revolving Credit Facility Agreement); and (ii) six months prior to the final maturity of the Notes.
In August 2024, the Company drew down and subsequently repaid $85.0 million of the SSRCF to facilitate the delivery of the jack-up rig “Vali” and in November 2024, the Company drew down and subsequently repaid $40.0 million of the SSRCF to facilitate the delivery of the jack-up rig “Var”. These borrowings were repaid with proceeds from issuances of the Notes during 2024.
Senior secured revolving facility
On September 25, 2025, the Company and Borr IHC Limited (as borrowers and guarantors) entered into a Senior Secured Revolving Facility Agreement with, among others, Goldman Sachs Bank USA and Citibank N.A., London Branch (as original lenders), Wilmington Trust (London) Limited (as facility agent) and Wilmington Trust (London) Limited (as security agent), comprising the $34.0 million SRCF.
Borrowings under the SRCF are available to be used for general corporate and/or working capital purposes, provided that any amounts borrowed may not be used to fund any dividend or other distribution to any direct or indirect shareholder(s) of the Company.
The SCRF, alongside the $45.0 million Guarantee Facility, is secured on a senior pari passu basis by the same security that secures the Notes and the Amended SSRCF.
The interest rate on loans advanced under the SRCF is equal to SOFR (subject to zero floor) plus a margin of 5% per annum.
The SRCF contains certain covenants, which are substantially the same as those that are contained in the SSRCF and the Notes, including customary affirmative and negative covenants, as well as financial covenants which require the Company to comply subject (where applicable) to certain conditions, with a maximum consolidated net leverage ratio, a minimum liquidity ratio, a minimum equity ratio, a minimum collateral ratio (based on the market value of certain of our Rigs) and a minimum interest cover ratio on particular test dates and during particular periods. The SRCF contains customary cure rights for certain of the financial covenants.
A commitment fee is payable to each lender under the SRCF on the aggregate undrawn and uncancelled amount of that lender’s available commitments from September 26, 2025 until the last day of the availability period for the facility at the rate of 1.0% of that lender’s available commitments.
The original termination date for the SRCF is the date falling 12 months after the Closing Date (as defined in the SRCF). Subject to certain conditions being satisfied, the Company may, in its discretion, elect to extend the termination date for the SRCF to a date falling no later than 6 months after the original termination date (or, if the original termination date for the SRCF has already been extended, to a date falling no later than 6 months after the first extended termination date for the SRCF) pursuant to extension options available under the SRCF.
Unsecured convertible bonds due 2028
In February 2023, we issued $250.0 million of Convertible Bonds, which mature in February 2028. The Convertible Bonds have a coupon and effective interest rate of 5% per annum payable semi-annually in arrears. The terms and conditions governing our convertible bonds contain customary events of default, including failure to pay any amount due on the bonds when due, and certain restrictions, including, among others, restrictions on disposal of assets and our ability to carry out any merger or corporate reorganization, subject to exceptions.
The initial conversion price was $7.3471 per share, convertible into 34,027,031 common shares. Following the payment of a $0.32 per share cash distribution in 2024 as well as a $0.02 per share cash distribution in March 2025, the adjusted conversion price is $6.9376 per share, with the current amount of the Convertible Bonds convertible into 34,507,611 shares.
In March 2024, we repurchased $10.6 million principal amount of the Convertible Bonds at an average price of 120.88% of par for a total consideration of $12.9 million, inclusive of accrued interest, and recognized a loss in “Other financial expenses, net” of
$2.3 million. As a result of the voluntary delisting of the Company’s common shares from the OSE, with a last trading date of December 30, 2024, the Company received approval from the holders of the Convertible Bonds, to amend the bond terms so that effective from the delisting date, the Convertible Bond becomes convertible into shares listed on the NYSE (in lieu of shares listed on the OSE).
Interest
The weighted average nominal interest rate for all of our interest-bearing debt was 9.7% for the year ended December 31, 2025 (9.7% in 2024). Excluding our Convertible Bonds, the weighted average interest rate for our interest-bearing debt was 10.4% for the year ended December 31, 2025 (10.3% in 2024).